Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)		Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	[2]	Dec. 31, 2018 MXN ($)
Statement [line items]
Consolidated comprehensive income of the year, net of tax	$ 521	[1]	$ 10,368	$ 12,630	[3]	$ 15,070
Other comprehensive income, net of taxes:
Valuation of the effective portion of derivative financial instruments, net of taxes	27	[4]	543	(835)		(437)
Exchange differences on the translation of foreign operations and associates	(379)	[4]	(7,543)	(5,579)		(7,234)
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods	(352)	[4]	(7,000)	(6,414)		(7,671)
Items that will not be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	0	[4]	0	(216)		(1,039)
Re-measurements of the net defined benefit liability, net of taxes	(16)	[4]	(318)	(511)		259
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods	(16)	[4]	(318)	(727)		(780)
Total other comprehensive (loss) income, net of tax	(368)	[4]	(7,318)	(7,141)		(8,451)
Consolidated comprehensive income for the year, net of tax	153	[4]	3,050	5,489		6,619
Attributable to:
Equity holders of the parent	208	[4]	4,150	5,541		3,984
Non-controlling interest	(55)	[4]	(1,100)	(52)		(421)
Consolidated comprehensive income for the year, net of tax	153	[4]	3,050	5,489		6,619
Discontinued Operations
Other comprehensive income, net of taxes:
Exchange differences on the translation of foreign operations and associates						811
Attributable to:
Equity holders of the parent	0	[4]	0	0		2,817
Non-controlling interest	$ 0	[4]	$ 0	$ 0		$ 239

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[3]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18
[4]	Convenience translation to U.S. dollars ($) – See Note 2.2.3